RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

Related party transactions for the year ended June 30, 2019, 2018 and 2017 and balances as at those dates, not disclosed elsewhere in these consolidated financial statements are:

a)	During the year ended June 30, 2019, the Company received $nil (June 30, 2018 – $nil; June 30, 2017 – $2,420) in advances from related parties, for working capital purposes;

b)	During the year ended June 30, 2019, the Company purchased equipment valued at $nil (June 30, 2018 – $44,439; June 30, 2017 – $nil) from a corporation related by virtue of a common officer and a director;

c)	During the year ended June 30, 2019, the Company expensed $1,116,103 (June 30, 2018 – $508,399; June 30, 2017 – $nil), in fees payable to officers and directors of the Company and in fees payable to a corporation related by virtue of a common officer and director. As at June 30, 2019, the Company has a prepaid expense amount paid to such related corporation in the amount of $nil (June 30, 2018 – $74,147) and fees payable to officers and directors of the Company of $546,653 (June 30, 2018 – $59,518); and

d)	During the year ended June 30, 2019, the Company expensed $nil (June 30, 2018 – $2,286,120; June 30, 2017 – $nil) in share based compensation related to officers and directors of the Company.